Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
COMMON STOCKS — 97.7%
ARGENTINA — 4.1%
MercadoLibre, Inc.*	116,982	$172,213,882

AUSTRALIA — 3.6%
Cochlear Ltd.	221,431	35,618,276
CSL Ltd.	233,070	47,104,353
Rio Tinto PLC	935,375	71,358,056
		154,080,685
BELGIUM — 0.8%
Umicore SA	615,970	32,679,943

BRAZIL — 0.3%
Itau Unibanco Holding SA ADR	2,833,743	14,055,365

CANADA — 1.7%
Constellation Software, Inc.	29,706	41,485,810
Ritchie Bros. Auctioneers, Inc.	525,565	30,771,831
		72,257,641
CHINA — 11.6%
Alibaba Group Holding Ltd.*	3,554,288	100,986,656
KE Holdings, Inc. ADR*	307,286	17,509,156
Kuaishou Technology*	333,800	11,593,110
Meituan, Class B *	1,357,200	52,963,639
Ping An Healthcare and Technology Co., Ltd.*	3,137,100	39,595,458
Ping An Insurance Group Co. of China Ltd., Class H	4,996,500	59,764,917
Prosus NV*	350,181	38,967,705
Tencent Holdings Ltd.	1,388,000	110,772,887
Tencent Music Entertainment Group ADR*	2,882,895	59,070,518
		491,224,046
DENMARK — 3.7%
Chr. Hansen Holding A/S*	294,908	26,787,858
DSV Panalpina A/S	355,107	69,651,979
Novozymes A/S, B Shares	922,163	59,006,177
		155,446,014
FINLAND — 1.6%
Kone Oyj, B Shares	826,734	67,574,069

FRANCE — 3.0%
Danone SA	490,645	33,583,701
Dassault Systemes SE	206,804	44,202,060
Edenred	986,724	51,520,633
		129,306,394
GERMANY — 7.7%
Deutsche Boerse AG	479,042	79,601,889
Just Eat Takeaway*	235,378	21,658,509
Just Eat Takeaway*	146,091	13,445,446
Rational AG	58,096	45,129,118
SAP SE	607,158	74,471,992
Scout24 AG	1,216,756	92,307,479
		326,614,433
HONG KONG — 3.5%
AIA Group Ltd.	7,589,200	92,867,299
Hong Kong Exchanges & Clearing Ltd.	957,900	56,828,279
		149,695,578
INDIA — 2.6%
Housing Development Finance Corp., Ltd.	2,486,817	85,445,429
ICICI Lombard General Insurance Co., Ltd.	1,334,707	26,235,876
		111,681,305

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.

Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
IRELAND — 5.0%
CRH PLC	1,272,316	$59,646,676
Kingspan Group PLC	750,961	63,530,736
Ryanair Holdings PLC ADR*	778,493	89,526,695
		212,704,107
ITALY — 0.9%
FinecoBank Banca Fineco SpA*	2,336,344	38,222,086

JAPAN — 13.1%
Denso Corp.	816,300	54,417,921
FANUC Corp.	205,000	49,283,461
Japan Exchange Group, Inc.	2,050,800	48,174,443
Nidec Corp.	646,000	78,765,380
Nintendo Co., Ltd.	76,500	43,118,118
Shimano, Inc.	256,100	61,167,008
Shiseido Co., Ltd.	726,600	48,866,891
SMC Corp.	116,300	67,730,825
Sony Corp.	580,800	61,468,082
Toyota Tsusho Corp.	1,063,900	44,801,363
		557,793,492
NETHERLANDS — 4.8%
Adyen NV*	11,899	26,551,493
ASML Holding NV	112,562	69,064,585
Heineken Holding NV	423,882	37,665,388
IMCD NV	450,916	62,510,975
Topicus.com, Inc.*	130,384	8,563,615
		204,356,056
PANAMA — 0.7%
Copa Holdings SA, Class A *	360,536	29,127,703

PERU — 0.5%
Credicorp Ltd.	150,072	20,495,333

RUSSIA — 1.1%
Magnit PJSC GDR Reg S	1,387,646	20,802,797
MMC Norilsk Nickel PJSC ADR	865,982	26,987,712
		47,790,509
SOUTH AFRICA — 1.1%
Discovery Ltd.*	5,150,683	46,218,152

SOUTH KOREA — 3.5%
NAVER Corp.	120,333	40,287,767
Samsung Electronics Co., Ltd.	1,516,060	109,678,789
		149,966,556
SPAIN — 2.9%
Amadeus IT Group SA*	799,711	56,961,886
Grifols SA	704,819	18,446,439
Grifols SA ADR	550,878	9,524,680
Industria de Diseno Textil SA	1,178,802	38,947,569
		123,880,574
SWEDEN — 3.3%
Atlas Copco AB, B Shares	1,495,765	77,955,437
Epiroc AB, B Shares	3,048,598	63,507,141
		141,462,578
SWITZERLAND — 5.7%
Compagnie Financiere Richemont SA	461,164	44,282,499
Kuehne + Nagel International AG	201,431	57,533,973
Nestle SA	755,240	84,191,430
Temenos AG	378,069	54,551,134
		240,559,036

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.

Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
TAIWAN — 4.8%
Sea Ltd. ADR*	68,611	$15,316,034
Taiwan Semiconductor Manufacturing Co., Ltd.	9,061,000	190,817,518
		206,133,552
UNITED KINGDOM — 4.9%
Burberry Group PLC*	1,355,357	35,455,921
Experian PLC	1,610,130	55,470,591
Hargreaves Lansdown PLC	2,088,688	44,379,713
Prudential PLC	3,334,266	71,028,365
		206,334,590
UNITED STATES — 1.2%
Spotify Technology SA*	196,274	52,591,618
Total Common Stocks (cost $2,521,921,532)		4,154,465,297
PREFERRED STOCK — 0.2%
SPAIN — 0.2%
Grifols SA, B Shares 2.23% (cost $9,578,048)	397,170	6,801,166
TOTAL INVESTMENTS — 97.9% (cost $2,531,499,580)		$4,161,266,463
Other assets less liabilities — 2.1%		91,237,496
NET ASSETS — 100.0%		$4,252,503,959

*	Non-income producing security.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At March 31, 2021, the net value of these securities was $20,802,797 representing 0.5% of net assets.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.

Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford International Alpha Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$571,845,350	$3,582,619,947	$—	$4,154,465,297
Preferred Stock**	—	6,801,166	—	6,801,166
Total	$571,845,350	$3,589,421,113	$—	$4,161,266,463

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.